Federated Managed Tail Risk Fund II
(formerly, Federated Capital Appreciation Fund II)
A Portfolio of Federated Insurance Series
PRIMARY SHARES

SUPPLEMENT TO SUMMARY PROSPECTUS DATED April 30, 2013
Effective June 24, 2013:
1. Under the section entitled “ RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
Note: The table below and the Example that follows it relate exclusively to the Primary Shares (P) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.
This table describes the fees and expenses that you may pay if you buy and hold P class of the Fund.
Shareholder Fees (fees paid directly from your investment)	P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	N/A
Redemption Fee (as a percentage of amount redeemed, if applicable)	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses[1]	2.15%
Fee Waivers and/or Expense Reimbursements[1,2]	0.97%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.18%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	Effective February 15, 2013, the Adviser and its affiliates voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's P class (after the voluntary waivers and/or reimbursements) will not exceed 0.48% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
P	$218	$673	$1,154	$2,483
June 24, 2013

Federated Managed Tail Risk Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451759 (6/13)
Federated Managed Tail Risk Fund II
(formerly, Federated Capital Appreciation Fund II)
A Portfolio of Federated Insurance Series
PRIMARY SHARES

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013
Effective June 24, 2013:
1. Under the section entitled “ RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
Note: The table below and the Example that follows it relate exclusively to the Primary Shares (P) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.
This table describes the fees and expenses that you may pay if you buy and hold P class of the Fund.
Shareholder Fees (fees paid directly from your investment)	P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	N/A
Redemption Fee (as a percentage of amount redeemed, if applicable)	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses[1]	2.15%
Fee Waivers and/or Expense Reimbursements[1,2]	0.97%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.18%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	Effective February 15, 2013, the Adviser and its affiliates voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's P class (after the voluntary waivers and/or reimbursements) will not exceed 0.48% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
P	$218	$673	$1,154	$2,483
2. Under the section entitled “ Who Manages the Fund?,” please replace the introductory sentence under the sub-section “Advisory Fees” with following:
“The Fund's investment advisory contract provided for payment to the Adviser of an annual investment advisory fee of 0.75% of the Fund's average daily net assets.”

3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please replace the chart with the following
FEDERATED MANAGED TAIL RISK II - P CLASS
ANNUAL EXPENSE RATIO: 2.15%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$218.06	$10,285.00
2	$10,285.00	$514.25	$10,799.25	$224.28	$10,578.12
3	$10,578.12	$528.91	$11,107.03	$230.67	$10,879.60
4	$10,879.60	$543.98	$11,423.58	$237.24	$11,189.67
5	$11,189.67	$559.48	$11,749.15	$244.01	$11,508.58
6	$11,508.58	$575.43	$12,084.01	$250.96	$11,836.57
7	$11,836.57	$591.83	$12,428.40	$258.11	$12,173.91
8	$12,173.91	$608.70	$12,782.61	$265.47	$12,520.87
9	$12,520.87	$626.04	$13,146.91	$273.03	$12,877.71
10	$12,877.71	$643.89	$13,521.60	$280.82	$13,244.72
Cumulative		$5,692.51		$2,482.65
June 24, 2013
Federated Managed Tail Risk Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451757 (6/13)
Federated Managed Tail Risk Fund II
(formerly, Federated Capital Appreciation Fund II)
A Portfolio of Federated Insurance Series
SERVICE SHARES

SUPPLEMENT TO SUMMARY PROSPECTUS DATED April 30, 2013
Effective June 24, 2013:
1. Under the section entitled “ RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
Note: The table below and the Example that follows it relate exclusively to the Service Shares (S) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.
This table describes the fees and expenses that you may pay if you buy and hold S class of the Fund.
Shareholder Fees (fees paid directly from your investment)	S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	N/A
Redemption Fee (as a percentage of amount redeemed, if applicable)	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses[1]	2.15%
Fee Waivers and/or Expense Reimbursements[1,2]	0.72%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.43%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to reduction in the stated, gross Management Fee for the Fund.
2	Effective February 15, 2013, the Adviser and its affiliates voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's S class (after the voluntary waivers and/or reimbursements) will not exceed 0.73% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
S	$218	$673	$1,154	$2,483
June 24, 2013

Federated Managed Tail Risk Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451760 (6/13)
Federated Managed Tail Risk Fund II
(formerly, Federated Capital Appreciation Fund II)
A Portfolio of Federated Insurance Series
SERVICE SHARES

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013
Effective June 24, 2013:
1. Under the section entitled “ RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
Note: The table below and the Example that follows it relate exclusively to the Service Shares (S) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.
This table describes the fees and expenses that you may pay if you buy and hold S class of the Fund.
Shareholder Fees (fees paid directly from your investment)	S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	N/A
Redemption Fee (as a percentage of amount redeemed, if applicable)	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses[1]	2.15%
Fee Waivers and/or Expense Reimbursements[1,2]	0.72%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.43%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	Effective February 15, 2013, the Adviser and its affiliates voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's S class (after the voluntary waivers and/or reimbursements) will not exceed 0.73% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
S	$218	$673	$1,154	$2,483
2. Under the section entitled “ Who Manages the Fund?,” please replace the introductory sentence under the sub-section “Advisory Fees” with following:
“The Fund's investment advisory contract provided for payment to the Adviser of an annual investment advisory fee of 0.75% of the Fund's average daily net assets.”

3. Under the section entitled, “Appendix A: Hypothetical Investment and Expense Information,” please replace the chart with the following:
FEDERATED MANAGED TAIL RISK FUND II - S CLASS
ANNUAL EXPENSE RATIO: 2.15%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$218.06	$10,285.00
2	$10,285.00	$514.25	$10,799.25	$224.28	$10,578.12
3	$10,578.12	$528.91	$11,107.03	$230.67	$10,879.60
4	$10,879.60	$543.98	$11,423.58	$237.24	$11,189.67
5	$11,189.67	$559.48	$11,749.15	$244.01	$11,508.58
6	$11,508.58	$575.43	$12,084.01	$250.96	$11,836.57
7	$11,836.57	$591.83	$12,428.40	$258.11	$12,173.91
8	$12,173.91	$608.70	$12,782.61	$265.47	$12,520.87
9	$12,520.87	$626.04	$13,146.91	$273.03	$12,877.71
10	$12,877.71	$643.89	$13,521.60	$280.82	$13,244.72
Cumulative		$5,692.51		$2,482.65
June 24, 2013
Federated Managed Tail Risk Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451758 (6/13)